RESTRUCTURING (Restructuring Reserve Assumed from Rohm and Haas) (Details) (Restructuring Reserve Assumed From Rohm and Haas [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	3 Months Ended					3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2010 Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 employees	Dec. 31, 2009 employees	Jun. 30, 2009 employees	Dec. 31, 2010 Severance For Remaining Employees [Member]	Dec. 31, 2010 Termination Benefits for Former Employees [Member]	Dec. 31, 2009 Employee Severance [Member]	Dec. 31, 2009 Employee Severance [Member]	Dec. 31, 2009 Employee Severance [Member]	Dec. 31, 2010 Employee Severance [Member]	Apr. 02, 2009 Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated			44	552
Number of planned positions to be eliminated					1,255
Restructuring Reserve [Roll Forward]
Restructuring reserve assumed												$ 122
Restructuring reserve, beginning balance						7	5				68
Cash payments										(43)	(25)
Adjustment to reserve	(10)	(24)						(9)	(9)		(34)
Foreign currency impact									(2)		3
Restructuring reserve, ending balance						$ 7	$ 5	$ 68	$ 68	$ 68	$ 12